Note 6. Other Real Estate Owned	12 Months Ended
Dec. 31, 2011
Real Estate Owned [Text Block]
NOTE 6 – OTHER REAL ESTATE OWNED

The aggregate carrying amount of other real estate owned at December 31, 2011 and 2010 was $9,322,717 and $8,923,211, respectively.  All of the Company’s other real estate owned represents properties acquired through foreclosure or deed in lieu of foreclosure.  The following table details the change in this balance during 2011 and 2010.

	Year Ended December 31
	2011	2010
Real estate acquired in settlement of loans, beginning of period	$8,923,211	$9,789,410

New real estate acquired in settlement of loans at lower of fair value or principal balance	9,421,335	8,341,186
Capital expenditures on real estate acquired in settlement of loans	381,927	322,077
Sales of real estate acquired in settlement of loans	(6,818,247)	(10,001,436)
Gains on sale of real estate acquired in settlement of loans	519,305	662,591
Deferred gain on sale of real estate acquired in settlement of loans	143,745	-
Less: Impairment recognized	(3,248,559)	(190,617)

Real estate acquired in settlement of loans, end of period	$9,322,717	$8,923,211

The types of property in other real estate owned at December 31, 2011 and 2010 included commercial office properties, commercial lots, residential 1-4 family lots and homes under construction, residential 1-4 family homes, and multifamily properties.  At December 31, 2011 the largest single property type of other real estate owned was commercial real estate, totaling $4,940,645. At December 31, 2010 residential 1-4 family lots and homes under construction represented the largest single property type of other real estate owned, totaling $4,256,012.

During 2011 and 2010, the Company recorded sales proceeds on other real estate owned totaling $6,818,247 and $10,001,436, respectively.  Sales proceeds on other real estate owned for which the Company made loans to facilitate the sale of the property during 2011 and 2010 totaled $4,182,807 and $6,598,780, respectively.  For the years ended December 31, 2011 and 2010, the Company realized deferred gains on these sales transactions totaling $143,745 and $0, respectively.

During 2011 and 2010, the Company recognized $3,248,559 and $190,617, respectively, of impairment expense on other real estate owned.  These impairments were the result of periodic reappraisals of the properties and management’s estimates of short term liquidation values.